Intangible assets - Summary of CGU's (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
CGU 1 – Linx Group
Disclosure of information for cash-generating units [line items]
Goodwill allocated	R$ 5,037,584
Indefinite useful-life intangible assets allocated	214,579
CGU 2 – Technology enterprises
Disclosure of information for cash-generating units [line items]
Goodwill allocated	203,009
Indefinite useful-life intangible assets allocated	6,637
CGU 3 – Questor
Disclosure of information for cash-generating units [line items]
Goodwill allocated	16,726
Indefinite useful-life intangible assets allocated	5,734
CGU 4 – Creditinfo Caribbean
Disclosure of information for cash-generating units [line items]
Goodwill allocated	24,179
Indefinite useful-life intangible assets allocated	0
CGU 5 – Financial assets register
Disclosure of information for cash-generating units [line items]
Goodwill allocated	0
Indefinite useful-life intangible assets allocated	0
CGU 6 – Financial solutions
Disclosure of information for cash-generating units [line items]
Goodwill allocated	434,342
Indefinite useful-life intangible assets allocated	R$ 14,481